SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant accounting judgments and estimates (Details)	12 Months Ended
Dec. 31, 2021
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Disclosure of quantitative information about right-of-use assets [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities	7.80%
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Disclosure of quantitative information about right-of-use assets [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities	15.50%